UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                                    Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                           New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                           Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 383-0553

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS NEWFLEET DYNAMIC CREDIT ETF
VIRTUS SEIX SENIOR LOAN ETF
VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

SEMI-ANNUAL REPORT
January 31, 2021

Shareholder Letter (unaudited)

March 2021

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2021.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•Virtus Newfleet Dynamic Credit ETF (BLHY)

•Virtus Seix Senior Loan ETF (SEIX)

•Virtus Terranova U.S. Quality Momentum ETF (JOET)

The calendar year 2020 was among the most challenging in recent memory. While the risks and uncertainty may continue, our commitment to the shareholders of our ETFs remains our highest priority.

On behalf of the Adviser and our fund Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Newfleet Dynamic Credit ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2020 to January 31, 2021).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/20	Ending Account Value 1/31/21	Annualized Expense Ratios(2)	Expenses Paid During the Period
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000.00	$1,065.13	0.68%	$3.54(3)
Hypothetical(1)	$1,000.00	$1,021.78	0.68%	$3.47(3)

Virtus Seix Senior Loan ETF
Actual	$1,000.00	$1,044.15	0.57%	$2.94(3)
Hypothetical(1)	$1,000.00	$1,022.33	0.57%	$2.91(3)

Virtus Terranova U.S. Quality Momentum ETF
Actual	$1,000.00	$1,023.85	0.29%	$0.60(4)
Hypothetical(1)	$1,000.00	$1,023.74	0.29%	$1.48(3)

(1)

Assuming 5% return before expenses.

(2)

Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

(3)

Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

(4)

Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 75/365 (to reflect the period November 17, 2020 to January 31, 2021).

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

January 31, 2021 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
CORPORATE BONDS – 83.1%
Communication Services – 13.5%
Cars.com, Inc., 6.38%, 11/01/28(1)	$45,000	$47,700
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(1)	40,000	42,112
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	45,000	47,924
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	45,000	46,800
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	20,000	20,842
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	20,000	20,450
Consolidated Communications, Inc., 6.50%, 10/01/28(1)	20,000	21,786
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	15,000	12,131
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	35,000	22,269
DISH DBS Corp., 7.75%, 07/01/26	50,000	54,309
Endurance Acquisition Merger Sub, 6.00%, 02/15/29(1)	15,000	14,775
Frontier Communications Corp., 6.75%, 05/01/29(1)	40,000	42,088
iHeartCommunications, Inc., 8.38%, 05/01/27	21,420	22,885
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	25,000	25,643
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	20,000	19,938
Level 3 Financing, Inc., 3.75%, 07/15/29(1)	5,000	5,037
Live Nation Entertainment, Inc., 5.63%, 03/15/26(1)	35,000	35,971
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	25,000	25,102
Meredith Corp., 6.88%, 02/01/26	30,000	30,391
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.25%, 06/15/25(1)	30,000	31,819
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 09/15/26(1)	15,000	15,305
Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 09/15/28(1)	30,000	31,631
Sprint Corp., 7.88%, 09/15/23	40,000	46,250
TripAdvisor, Inc., 7.00%, 07/15/25(1)	30,000	32,419
Twitter, Inc., 3.88%, 12/15/27(1)	60,000	63,223
Univision Communications, Inc., 5.13%, 02/15/25(1)	60,000	60,438
Total Communication Services		839,238
Consumer Discretionary – 12.7%
99 Escrow Issuer, Inc., 7.50%, 01/15/26(1)	5,000	4,861
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	55,000	57,601
Aramark Services, Inc., 6.38%, 05/01/25(1)	30,000	31,930
BCPE Ulysses Intermediate, Inc., 8.50%, 04/01/27, 7.50% / Cash 8.50% PIK (1)(2)	35,000	34,912
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	15,000	15,828
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	15,000	16,482
Carnival Corp., 11.50%, 04/01/23(1)	20,000	22,721
Carnival Corp., 7.63%, 03/01/26(1)	5,000	5,297
Carvana Co., 5.63%, 10/01/25(1)	30,000	31,024

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Carvana Co., 5.88%, 10/01/28(1)	$15,000	$15,600
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	25,000	26,516
Dana, Inc., 5.38%, 11/15/27	31,000	32,686
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	35,000	35,784
FirstCash, Inc., 4.63%, 09/01/28(1)	35,000	36,345
Ford Motor Co., 9.00%, 04/22/25	25,000	30,501
Golden Nugget, Inc., 8.75%, 10/01/25(1)	40,000	41,600
International Game Technology PLC, 5.25%, 01/15/29(1)	5,000	5,346
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	30,000	30,544
Life Time, Inc., 5.75%, 01/15/26(1)	5,000	5,060
M/I Homes, Inc., 4.95%, 02/01/28	30,000	31,654
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28	30,000	30,332
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	15,000	15,803
Mohegan Gaming & Entertainment, 8.00%, 02/01/26(1)	15,000	14,842
NCL Corp. Ltd., 5.88%, 03/15/26(1)	15,000	14,869
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(1)	25,000	27,000
Scientific Games International, Inc., 5.00%, 10/15/25(1)	20,000	20,627
Scientific Games International, Inc., 8.25%, 03/15/26(1)	20,000	21,182
Scientific Games International, Inc., 7.00%, 05/15/28(1)	20,000	21,234
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	29,456
Tenneco, Inc., 5.38%, 12/15/24	15,000	14,578
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	65,000	67,762
Total Consumer Discretionary		789,977
Consumer Staples – 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	55,000	57,734
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 04/15/25(1)	30,000	31,068
US Foods, Inc., 4.75%, 02/15/29(1)	10,000	10,038
Vector Group Ltd., 5.75%, 02/01/29(1)	15,000	15,522
Total Consumer Staples		114,362
Energy – 12.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.88%, 05/15/26(1)	30,000	32,160
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	40,075
Antero Resources Corp., 8.38%, 07/15/26(1)	15,000	15,856
Antero Resources Corp., 7.63%, 02/01/29(1)	5,000	5,120

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Apache Corp., 4.63%, 11/15/25	$35,000	$35,919
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	25,000	25,490
California Resources Corp., 7.13%, 02/01/26(1)	5,000	4,966
Cheniere Energy Partners LP, 4.50%, 10/01/29	40,000	43,060
Cheniere Energy, Inc., 4.63%, 10/15/28(1)	20,000	20,950
Citgo Holding, Inc., 9.25%, 08/01/24(1)	15,000	14,428
Continental Resources, Inc., 4.38%, 01/15/28	25,000	25,526
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,896
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25(1)	40,000	38,802
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	10,000	10,473
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	10,722
EQM Midstream Partners LP, 4.50%, 01/15/29(1)	10,000	9,671
EQM Midstream Partners LP, 4.75%, 01/15/31(1)	10,000	9,666
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	20,000	20,374
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	20,000	20,337
Indigo Natural Resources LLC, 5.38%, 02/01/29(1)	35,000	34,650
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	25,000	26,037
Murphy Oil USA, Inc., 3.75%, 02/15/31(1)	5,000	5,012
NuStar Logistics LP, 6.38%, 10/01/30	15,000	16,547
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	10,042
Occidental Petroleum Corp., 5.88%, 09/01/25	15,000	15,745
Occidental Petroleum Corp., 5.50%, 12/01/25	5,000	5,258
Occidental Petroleum Corp., 3.50%, 08/15/29	20,000	18,582
Occidental Petroleum Corp., 6.63%, 09/01/30	20,000	22,530
Occidental Petroleum Corp., 6.13%, 01/01/31	15,000	16,346
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	24,318
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/29(1)	60,000	61,439
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	15,000	15,741
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/31(1)	15,000	15,675
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	10,062
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	20,000	20,942
WPX Energy, Inc., 4.50%, 01/15/30	30,000	31,800
Total Energy		769,217
Financials – 6.7%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/29(1)	10,000	10,000
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,919
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	20,000	21,178
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	55,000	57,889
Kennedy-Wilson, Inc., 4.75%, 03/01/29	5,000	5,019

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
KeyCorp, Series D, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual*(3)(4)	$25,000	$27,132
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	50,000	48,029
Navient Corp., 5.88%, 10/25/24	35,000	37,231
NMI Holdings, Inc., 7.38%, 06/01/25(1)	15,000	16,897
OneMain Finance Corp., 7.13%, 03/15/26	35,000	40,994
Prospect Capital Corp., 3.71%, 01/22/26	45,000	44,563
Springleaf Finance Corp., 6.88%, 03/15/25	25,000	28,656
Voya Financial, Inc., 5.65%, (3-Month USD LIBOR + 3.58%), 05/15/53(3)	45,000	47,778
Total Financials		416,285
Health Care – 9.5%
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	63,225
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	21,562
Bausch Health Cos., Inc., 7.00%, 01/15/28(1)	50,000	54,195
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	25,000	26,364
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	5,000	5,066
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	20,025
HCA, Inc., 5.88%, 02/01/29	70,000	83,496
Legacy LifePoint Health LLC, 4.38%, 02/15/27(1)	40,000	40,850
LifePoint Health, Inc., 5.38%, 01/15/29(1)	5,000	5,044
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(1)	25,000	26,797
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	10,000	10,719
Select Medical Corp., 6.25%, 08/15/26(1)	55,000	58,852
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	40,000	41,227
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	20,000	18,100
Tenet Healthcare Corp., 4.88%, 01/01/26(1)	45,000	46,997
Tenet Healthcare Corp., 6.25%, 02/01/27(1)	30,000	31,644
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	15,000	15,845
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	22,000	22,671
Total Health Care		592,679
Industrials – 8.7%
American Airlines, Inc., 11.75%, 07/15/25(1)	55,000	63,646
Boeing Co. (The), 3.75%, 02/01/50	40,000	40,348
Boeing Co. (The), 5.93%, 05/01/60	30,000	40,373
Cleaver-Brooks, Inc., 7.88%, 03/01/23(1)	35,000	34,435
CP Atlas Buyer, Inc., 7.00%, 12/01/28(1)	40,000	41,625
Delta Air Lines, Inc., 3.75%, 10/28/29	30,000	29,483
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	35,000	36,291
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	11,326
Hawaiian Brand Intellectual Property Ltd, 5.75%, 01/20/26(1)	5,000	5,212
Howmet Aerospace, Inc., 6.88%, 05/01/25	30,000	34,987
LBM Acquisition LLC, 6.25%, 01/15/29(1)	15,000	15,202
Park River Holdings, Inc., 5.63%, 02/01/29(1)	15,000	14,934

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
Spirit AeroSystems, Inc., 3.95%, 06/15/23	$20,000	$19,813
Spirit AeroSystems, Inc., 5.50%, 01/15/25(1)	35,000	36,750
TransDigm, Inc., 6.25%, 03/15/26(1)	35,000	37,063
TransDigm, Inc., 5.50%, 11/15/27	40,000	41,108
Uber Technologies, Inc., 7.50%, 05/15/25(1)	35,000	37,538
Total Industrials		540,134
Information Technology – 6.2%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,190
Dun & Bradstreet Corp. (The), 10.25%, 02/15/27(1)	15,000	16,797
J2 Global, Inc., 4.63%, 10/15/30(1)	30,000	31,406
Microchip Technology, Inc., 4.25%, 09/01/25(1)	35,000	36,671
Rocket Software, Inc., 6.50%, 02/15/29(1)	10,000	10,025
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	52,711
Seagate HDD Cayman, 3.38%, 07/15/31(1)	40,000	39,050
SS&C Technologies, Inc., 5.50%, 09/30/27(1)	45,000	47,712
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/25(1)	45,000	46,294
Viasat, Inc., 5.63%, 09/15/25(1)	45,000	46,082
Xerox Holdings Corp., 5.50%, 08/15/28(1)	35,000	36,410
Total Information Technology		384,348
Materials – 5.6%
Chemours Co. (The), 5.75%, 11/15/28(1)	30,000	31,111
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	10,000	10,773
Commercial Metals Co., 3.88%, 02/15/31	30,000	30,750
Hecla Mining Co., 7.25%, 02/15/28	45,000	48,713
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	25,830
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	40,000	39,630
Olin Corp., 5.63%, 08/01/29	45,000	48,206
Resolute Forest Products, Inc., 4.88%, 03/01/26(1)	25,000	24,906
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	25,000	26,599
TPC Group, Inc., 10.50%, 08/01/24(1)	23,000	21,857
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	20,000	21,225
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	20,000	20,473
Total Materials		350,073
Real Estate – 4.7%
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	40,000	40,949
Iron Mountain, Inc., 4.88%, 09/15/29(1)	45,000	46,772
iStar, Inc., 4.25%, 08/01/25	40,000	39,500
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	30,000	30,336
Service Properties Trust, 7.50%, 09/15/25	45,000	50,687
Service Properties Trust, 5.50%, 12/15/27	15,000	16,037
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	65,000	67,053
Total Real Estate		291,334
Utilities – 1.4%
PG&E Corp., 5.25%, 07/01/30	35,000	38,544
Talen Energy Supply LLC, 6.63%, 01/15/28(1)	45,000	46,932
Total Utilities		85,476

Security Description	Principal	Value
CORPORATE BONDS (continued)
Total Corporate Bonds
(Cost $5,035,315)		$5,173,123
FOREIGN BONDS – 5.8%
Communication Services – 1.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	$70,000	74,234
Consumer Staples – 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (Canada)(1)	5,000	5,119
Energy – 1.1%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(3)(4)	40,000	43,692
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	25,641
Total Energy		69,333
Health Care – 0.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	35,000	33,447
Industrials – 2.1%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(1)	45,000	43,425
GFL Environmental, Inc., 4.00%, 08/01/28 (Canada)(1)	50,000	49,594
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	35,000	35,683
Total Industrials		128,702
Materials – 0.8%
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	20,000	19,950
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	25,000	31,856
Total Materials		51,806
Total Foreign Bonds
(Cost $340,500)		362,641
U.S. GOVERNMENT SECURITIES – 4.0%
U.S. Treasury Bill 0.11%, 04/22/21(5)
(Cost $249,941)	250,000	249,975
TERM LOANS – 3.9%
Aerospace – 0.9%
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 06/21/27(3)	50,000	53,420
Financials – 0.2%
Asurion LLC, 0.00% (1-Month USD LIBOR + 6.00%), 01/28/28(6)	10,000	10,100
Gaming/Leisure – 0.2%
Playa Resorts Holding B.V., 3.75%, (1-Month USD LIBOR + 2.75%), 04/29/24(3)	14,910	14,426
Health Care – 1.0%
One Call Corp., 6.25%, (3-Month USD LIBOR + 5.25%), 11/27/22(3)	64,759	63,113
Information Technology – 1.0%
Applied Systems, Inc., 8.00%, (3-Month USD LIBOR + 7.00%), 09/19/25(3)	60,000	60,600

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal/Shares	Value
TERM LOANS (continued)
Service – 0.6%
Grab Holdings, Inc., 0.00% (1-Month USD LIBOR + 4.50%), 01/20/26(6)	$40,000	$40,050
Total Term Loans
(Cost $236,020)		241,709
Common Stock – 1.2%
Consumer Discretionary – 1.2%
MYT Holdings LLC, Class B* (Cost $15,916)	11,979	74,569
MONEY MARKET FUND – 4.8%
JP Morgan U.S. Government Money Market Institutional Shares, 0.03%(7) (Cost $295,796)	295,796	295,796
TOTAL INVESTMENTS – 102.8%
(Cost $6,173,488)		6,397,813
Liabilities in Excess of Other Assets – (2.8)%		(172,247)
Net Assets – 100.0%		$6,225,566

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2021, the aggregate value of these securities was $3,833,760, or 61.6% of net assets.

(2)Payment in-kind security.

(3)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.

(4)Perpetual security with no stated maturity date.

(5)Represents a zero coupon bond.  Rate shown reflects the effective yield.

(6)The loan will settle after January 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(7)The rate shown reflects the seven-day yield as of January 31, 2021.

Abbreviations:

CMT — 1 Year Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

PIK — Payment in-Kind

USD — United States Dollar

Portfolio Composition
January 31, 2021 (unaudited)

Asset Allocation as of 01/31/2021 (based on net assets)

Corporate Bonds	83.1%
Foreign Bonds	5.8%
U.S. Government Securities	4.0%
Term Loans	3.9%
Common Stock	1.2%
Money Market Fund	4.8%
Liabilities in Excess of Other Assets	(2.8)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$5,173,123	$—	$5,173,123
Foreign Bonds	—	362,641	—	362,641
U.S. Government Securities	—	249,975	—	249,975
Term Loans	—	241,709	—	241,709
Common Stock	—	74,569	—	74,569
Money Market Fund	295,796	—	—	295,796
Total	$295,796	$6,102,017	$—	$6,397,813

Schedule of Investments — Virtus Seix Senior Loan ETF

January 31, 2021 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Principal	Value
TERM LOANS – 87.7%
Basic Materials – 6.4%
Consolidated Energy Finance SA, 2.63%, (1-Month USD LIBOR + 2.50%), 05/07/25(1)	$98,985	$97,005
CPC Acquisition Corp., 0.00%, (3-Month USD LIBOR + 7.75%), 01/12/29(2)	100,000	101,500
Ferro Corp., 2.50%, (3-Month USD LIBOR + 2.25%), 02/14/24(1)	98,982	98,885
INEOS US Petrochem LLC, 0.00%, (1-Month USD LIBOR + 2.75%), 01/21/26(2)	100,000	100,521
Total Basic Materials		397,911
Communications – 12.7%
Arches Buyer, Inc., 4.50%, (1-Month USD LIBOR + 4.00%), 12/06/27(1)	100,000	100,607
Banijay Group US Holding, Inc., 3.88%, (1-Month USD LIBOR + 3.75%), 03/03/25(1)	99,750	99,158
Cincinnati Bell, Inc., 4.25%, (1-Month USD LIBOR + 3.25%), 10/02/24(1)	98,105	98,258
CNT Holdings I Corp., 4.50%, (6-Month USD LIBOR + 3.75%), 11/08/27(1)	100,000	100,697
Diamond Sports Group LLC, 3.38%, (1-Month USD LIBOR + 3.25%), 08/24/26(1)	99,747	85,700
Intelsat Jackson Holdings SA, 6.50%, (3-Month USD LIBOR + 5.50%), 01/01/30(1)	200,000	203,812
Radiate Holdco LLC, 4.25%, (1-Month USD LIBOR + 3.50%), 09/25/26(1)	100,000	100,209
Total Communications		788,441
Consumer, Cyclical – 17.3%
Academy Ltd., 5.75%, (1-Month USD LIBOR + 5.00%), 11/05/27(1)	100,000	101,000
CWGS Group LLC, 3.50%, (1-Month USD LIBOR + 2.75%), 11/08/23(1)	148,014	148,141
IRB Holding Corp., 4.25%, (3-Month USD LIBOR + 3.25%), 12/15/27(1)	100,000	100,491
Murphy USA, Inc., 0.00%, (1-Month USD LIBOR + 1.75%), 01/21/28(2)	100,000	100,500
Petco Animal Supplies, Inc., 4.25%, (3-Month USD LIBOR + 3.25%), 01/26/23(1)	69,591	69,611
PetSmart, Inc., 0.00%, (3-Month USD LIBOR + 3.50%), 01/29/28(2)	145,000	145,000
SkyMiles IP Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/20/27(1)	100,000	105,019
Tenneco, Inc., 0.00%, (1-Month USD LIBOR + 3.00%), 10/01/25(2)	99,746	98,836
White Cap Buyer LLC, 4.50%, (3-Month USD LIBOR + 4.00%), 10/19/27(1)	100,000	100,715
Woof Holdings, Inc., 4.50%, (3-Month USD LIBOR + 3.75%), 12/21/27(1)	100,000	100,584
Total Consumer, Cyclical		1,069,897
Consumer, Non-cyclical – 14.6%
Avantor Funding, Inc., 3.50%, (1-Month USD LIBOR + 2.50%), 11/08/27(1)	100,000	100,605
Coty, Inc., 0.00%, (1-Month USD LIBOR + 1.75%), 04/05/23(2)	100,000	95,250
DaVita, Inc., 0.00%, (1-Month USD LIBOR + 1.75%), 08/12/26(2)	100,000	99,962
HCA, Inc., 1.87%, (1-Month USD LIBOR + 1.75%), 03/18/26(1)	172,813	173,528

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Milano Acquisition Corp., 4.75%, (3-Month USD LIBOR + 4.00%), 10/01/27(1)	$ 100,000	$100,438
MPH Acquisition Holdings LLC, 3.75%, (3-Month USD LIBOR + 2.75%), 06/07/23(1)	30,000	30,008
PAE Holding Corp., 5.25%, (3-Month USD LIBOR + 4.50%), 10/19/27(1)	100,000	100,907
PPD, Inc., 2.75%, (1-Month USD LIBOR + 2.25%), 01/13/28(1)	100,000	100,573
Sabre GLBL, Inc., 4.12%, (1-Month USD LIBOR + 4.00%), 12/17/27(1)	100,000	101,188
Total Consumer, Non-cyclical		902,459
Energy – 1.6%
Granite Acquisition, Inc., 4.75%, (1-Month USD LIBOR + 3.75%), 09/19/22(1)	99,747	100,204
Financials – 8.8%
Asurion LLC, 0.00%, (1-Month USD LIBOR + 5.25%), 02/03/28(2)	100,000	101,000
Asurion LLC (fka Asurion Corp.), 6.62%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	187,879	188,583
LCPR Loan Financing LLC, 5.13%, (1-Month USD LIBOR + 5.00%), 10/15/26(1)	250,000	252,734
Total Financials		542,317
Industrials – 7.2%
Pregis TopCo LLC, 5.00%, (1-Month USD LIBOR + 4.25%), 08/01/26(1)	100,000	100,125
Spirit AeroSystems, Inc., 6.00%, (1-Month USD LIBOR + 5.25%), 01/15/25(1)	100,000	101,750
Tiger Merger Sub Co., 3.62%, (1-Month USD LIBOR + 3.50%), 06/30/25(1)	99,750	100,535
Ventia Finco Pty Ltd., 5.00%, (3-Month USD LIBOR + 4.00%), 05/21/26(1)	146,873	146,873
Total Industrials		449,283
Information Technology – 1.0%
Dell International LLC / EMC Corp., 2.75%, (1-Month USD LIBOR + 2.00%), 09/19/25(1)	63,886	64,091
Technology – 15.3%
Ascend Learning LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 07/12/24(1)	99,750	100,436
Austin BidCo, Inc., 0.00%, (1-Month USD LIBOR + 4.25%), 12/09/27(2)	100,000	100,917
EVERTEC Group LLC, 1.87%, (1-Month USD LIBOR + 1.75%), 11/27/23(1)(3)	97,187	96,458
Grab Holdings, Inc., 0.00%, (6-Month USD LIBOR + 4.50%), 01/20/26(2)	100,000	100,125
Ivanti Software, Inc., 5.75%, (3-Month USD LIBOR + 4.75%), 11/22/27(1)	100,000	101,000
MA FinanceCo LLC, 5.25%, (3-Month USD LIBOR + 4.25%), 06/05/25(1)	149,063	151,485
Marcel Bidco LLC, 4.75%, (3-Month USD LIBOR + 4.00%), 12/31/27(1)	100,000	100,125
SolarWinds Holdings, Inc., 0.00%, (1-Month USD LIBOR + 2.75%), 02/05/24(2)	100,000	97,760
UKG, Inc., 4.00%, (3-Month USD LIBOR + 3.25%), 05/04/26(1)	99,750	100,320
Total Technology		948,626

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2021 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Utilities – 2.8%
Talen Energy Supply LLC, 3.87%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	$171,000	$170,857
Total Term Loans
(Cost $5,332,328)		5,434,086
CORPORATE BONDS – 8.0%
Communications – 1.6%
Gray Television, Inc., 4.75%, 10/15/30(4)	100,000	99,595
Consumer, Cyclical – 1.5%
Bed Bath & Beyond, Inc., 4.92%, 08/01/34	100,000	96,250
Financials – 3.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/29(4)	100,000	99,415
New Residential Investment Corp., 6.25%, 10/15/25(4)	100,000	99,937
Total Financials		199,352
Technology – 1.7%
Austin Bidco, Inc., 7.13%, 12/15/28(4)	100,000	103,813
Total Corporate Bonds
(Cost $497,740)		499,010
FOREIGN BONDS – 4.9%
Communications – 3.3%
Altice Financing SA, 5.00%, 01/15/28 (Luxembourg)(4)	200,000	205,263
Consumer, Non-cyclical – 1.6%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	100,000	95,563
Total Foreign Bonds
(Cost $300,259)		300,826
TOTAL INVESTMENTS – 100.6%
(Cost $6,130,327)		6,233,922
Liabilities in Excess of Other Assets – (0.6)%		(34,150)
Net Assets – 100.0%		$6,199,772

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.

(2)The loan will settle after January 31, 2021. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2021, the aggregate value of these securities was $608,023, or 9.8% of net assets.

Abbreviations:

LIBOR — London InterBank Offered Rate

USD — United States Dollar

Portfolio Composition
January 31, 2021 (unaudited)

Asset Allocation as of 01/31/2021 (based on net assets)

Term Loans	87.7%
Corporate Bonds	8.0%
Foreign Bonds	4.9%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$5,337,628	$96,458	$5,434,086
Corporate Bonds	—	499,010	—	499,010
Foreign Bonds	—	300,826	—	300,826
Total	$—	$6,137,464	$96,458	$6,233,922

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

January 31, 2021 (unaudited)

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The following summarizes inputs (level 3) used as of January 31, 2021:

Balance as of July 31, 2020	$13,641
Realized gain (loss)	30
Change in unrealized appreciation (depreciation)	(12,181)
Purchases	388,218
Sales	(293,250)
Amortization (accretion)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of January 31, 2021	96,458
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2021:	$1,460

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

January 31, 2021 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

Security Description	Shares	Value
Common Stocks – 99.3%
Communication Services – 5.5%
Activision Blizzard, Inc.	7,246	$659,386
Alphabet, Inc. Class A*	364	665,159
Electronic Arts, Inc.	4,696	672,467
Facebook, Inc. Class A*	2,512	648,925
Netflix, Inc.*	1,182	629,285
Take-Two Interactive Software, Inc.*	3,335	668,501
Yandex NV Class A (Russia)*	9,985	625,460
Total Communication Services		4,569,183
Consumer Discretionary – 11.8%
Amazon.com, Inc.*	207	663,683
Best Buy Co., Inc.	5,987	651,505
Dollar General Corp.	3,300	642,213
DR Horton, Inc.	8,952	687,514
Garmin Ltd.	5,538	636,095
Home Depot, Inc. (The)	2,457	665,405
Lennar Corp. Class A	8,200	681,830
Lowe’s Cos., Inc.	3,978	663,729
Lululemon Athletica, Inc.*	1,963	645,199
NIKE, Inc. Class B	4,841	646,709
O’Reilly Automotive, Inc.*	1,455	619,059
Target Corp.	3,584	649,313
Tesla, Inc.*	811	643,553
Tractor Supply Co.	4,417	626,066
Yum China Holdings, Inc. (China)	11,558	655,454
Total Consumer Discretionary		9,777,327
Consumer Staples – 4.9%
Church & Dwight Co., Inc.	8,059	680,421
Clorox Co. (The)	3,476	728,083
Constellation Brands, Inc. Class A	2,997	632,157
Costco Wholesale Corp.	1,889	665,740
Monster Beverage Corp.*	7,685	667,289
Procter & Gamble Co. (The)	5,232	670,795
Total Consumer Staples		4,044,485
Financials – 7.2%
BlackRock, Inc.	924	647,964
Brown & Brown, Inc.	14,444	622,392
FactSet Research Systems, Inc.	2,111	638,240
MarketAxess Holdings, Inc.	1,333	720,833
Moody’s Corp.	2,532	674,170
Nasdaq, Inc.	4,848	655,789
Progressive Corp. (The)	7,272	634,046
S&P Global, Inc.	2,158	684,086
T Rowe Price Group, Inc.	4,376	684,756
Total Financials		5,962,276
Health Care – 23.3%
AbbVie, Inc.	6,161	631,379
ABIOMED, Inc.*	1,967	685,008
Agilent Technologies, Inc.	5,398	648,678
Alexion Pharmaceuticals, Inc.*	4,342	665,759
Align Technology, Inc.*	1,261	662,504
Anthem, Inc.	2,131	632,864

Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
Bio-Rad Laboratories, Inc. Class A*	1,163	$667,295
Cerner Corp.	8,610	689,747
DexCom, Inc.*	1,865	699,095
Edwards Lifesciences Corp.*	7,858	648,914
Hologic, Inc.*	9,029	719,882
Humana, Inc.	1,653	633,281
IDEXX Laboratories, Inc.*	1,381	661,057
Intuitive Surgical, Inc.*	858	641,475
Johnson & Johnson	4,238	691,345
Laboratory Corp. of America Holdings*	3,001	686,959
Masimo Corp.*	2,623	671,278
Quest Diagnostics, Inc.	5,476	707,225
Regeneron Pharmaceuticals, Inc.*	1,280	644,915
ResMed, Inc.	3,158	636,558
Seagen, Inc.*	3,690	606,156
STERIS PLC	3,640	681,080
Thermo Fisher Scientific, Inc.	1,338	681,979
UnitedHealth Group, Inc.	1,931	644,143
Varian Medical Systems, Inc.*	3,904	685,425
Veeva Systems, Inc. Class A*	2,390	660,692
Vertex Pharmaceuticals, Inc.*	2,872	657,918
West Pharmaceutical Services, Inc.	2,287	684,934
Zoetis, Inc.	4,168	642,914
Total Health Care		19,270,459
Industrials – 8.6%
Cintas Corp.	2,068	657,872
Copart, Inc.*	5,925	650,269
CoStar Group, Inc.*	752	676,582
Expeditors International of Washington, Inc.	7,290	652,601
Fastenal Co.	14,232	648,837
JB Hunt Transport Services, Inc.	4,654	626,707
Old Dominion Freight Line, Inc.	3,300	640,200
Teledyne Technologies, Inc.*	1,768	631,194
United Parcel Service, Inc. Class B	4,282	663,710
Verisk Analytics, Inc.	3,518	645,553
WW Grainger, Inc.	1,753	638,776
Total Industrials		7,132,301
Information Technology – 33.2%
Accenture PLC Class A	2,658	643,023
Adobe, Inc.*	1,452	666,134
Advanced Micro Devices, Inc.*	7,489	641,358
Akamai Technologies, Inc.*	6,235	692,272
Amphenol Corp. Class A	5,150	643,132
ANSYS, Inc.*	1,843	653,104
Apple, Inc.	5,008	660,856
Applied Materials, Inc.	6,349	613,821
Arista Networks, Inc.*	2,199	676,324
Automatic Data Processing, Inc.	4,257	702,916
Booz Allen Hamilton Holding Corp.	7,232	615,949
Cadence Design Systems, Inc.*	4,945	644,779
Check Point Software Technologies Ltd. (Israel)*	5,392	688,774

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2021 (unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Information Technology (continued)
EPAM Systems, Inc.*	1,887	$649,939
F5 Networks, Inc.*	3,410	668,190
Fortinet, Inc.*	4,577	662,521
Global Payments, Inc.	3,622	639,355
Intuit, Inc.	1,796	648,769
Jack Henry & Associates, Inc.	4,477	648,225
Keysight Technologies, Inc.*	4,673	661,650
KLA Corp.	2,246	629,037
Lam Research Corp.	1,215	587,999
Marvell Technology Group Ltd.	12,815	659,460
Maxim Integrated Products, Inc.	7,138	626,074
Microsoft Corp.	3,047	706,782
NVIDIA Corp.	1,236	642,213
Paychex, Inc.	7,830	683,716
Paycom Software, Inc.*	1,695	643,659
PayPal Holdings, Inc.*	2,757	645,993
QUALCOMM, Inc.	4,161	650,281
salesforce.com, Inc.*	3,085	695,853
ServiceNow, Inc.*	1,259	683,838
Shopify, Inc. Class A (Canada)*	572	628,394
Skyworks Solutions, Inc.	4,192	709,496
Square, Inc. Class A*	3,121	674,011
SS&C Technologies Holdings, Inc.	10,196	641,125
Synopsys, Inc.*	2,512	641,690
Texas Instruments, Inc.	3,915	648,676
Tyler Technologies, Inc.*	1,606	679,001
Visa, Inc. Class A	3,342	645,842
Xilinx, Inc.	4,856	634,048
Zebra Technologies Corp. Class A*	1,688	654,657
Total Information Technology		27,532,936
Materials – 2.4%
FMC Corp.	5,961	645,517
Linde PLC (United Kingdom)	2,707	664,298
Newmont Corp.	11,001	655,659
Total Materials		1,965,474
Real Estate – 2.4%
Alexandria Real Estate Equities, Inc.	3,994	667,438
CBRE Group, Inc. Class A*	10,548	643,217
Prologis, Inc.	6,826	704,443
Total Real Estate		2,015,098
Total Common Stocks
(Cost $80,514,033)		82,269,539
TOTAL INVESTMENTS – 99.3%
(Cost $80,514,033)		82,269,539
Other Assets in Excess of Liabilities – 0.7%		596,320
Net Assets – 100.0%		$82,865,859

*Non-income producing security.

Portfolio Composition
January 31, 2021 (unaudited)

Asset Allocation as of 01/31/2021 (based on net assets)

Information Technology	33.2%
Health Care	23.3%
Consumer Discretionary	11.8%
Industrials	8.6%
Financials	7.2%
Communication Services	5.5%
Consumer Staples	4.9%
Real Estate	2.4%
Materials	2.4%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

The accompanying notes are an integral part of these ﬁnancial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

January 31, 2021 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$82,269,539	$—	$—	$82,269,539
Total	$82,269,539	$—	$—	$82,269,539

Statement of Assets and Liabilities

January 31, 2021 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF	Virtus Terranova U.S. Quality Momentum ETF
Assets:
Investments, at cost	$6,173,488	$6,130,327	$80,514,033
Investments, at value	6,397,813	6,233,922	82,269,539
Cash	45	475,573	127,367
Receivables:
Investment securities sold	115,225	721,619	21,594,800
Dividends and interest	88,184	23,394	39,167
Due from Adviser	9,625	—	—
Capital shares sold	—	—	6,491,506
Prepaid expenses	71	2,807	—
Total Assets	6,610,963	7,457,315	110,522,379

Liabilities:
Payables:
Investment securities purchased	249,448	1,251,786	21,258,723
Capital shares payable	—	—	6,374,285
Insurance fees	6,910	—	—
Advisory fees	2,007	5,757	23,512
Transfer agent fees	6,951	—	—
Accounting and administration fees	4,168	—	—
Custody fees	12,892	—	—
Professional fees	55,828	—	—
Pricing fees	10,290	—	—
Report to shareholder fees	23,530	—	—
Trustee fees	6,465	—	—
Exchange listing fees	5,661	—	—
Other accrued expenses	1,247	—	—
Total Liabilities	385,397	1,257,543	27,656,520
Net Assets	$6,225,566	$6,199,772	$82,865,859

Net Assets Consist of:
Paid-in capital	$8,855,537	$6,172,473	$80,317,258
Total distributable earnings (accumulated deficit)	(2,629,971)	27,299	2,548,601
Net Assets	$6,225,566	$6,199,772	$82,865,859
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	254,000	250,004	3,250,004

Net asset value per share	$24.51	$24.80	$25.50

The accompanying notes are an integral part of these ﬁnancial statements.

Statement of Operations

For the Period Ended January 31, 2021 (unaudited)

	Virtus Newfleet Dynamic Credit ETF	Virtus Seix Senior Loan ETF	Virtus Terranova U.S. Quality Momentum ETF[1]
Investment Income:
Dividend income	$—	$—	$176,798
Interest income	143,888	176,806	1
Total Investment Income	143,888	176,806	176,799

Expenses:
Professional fees	24,270	—	—
Advisory fees	17,268	20,301	49,465
Pricing fees	15,137	—	—
Trustee fees	7,548	—	—
Transfer agent fees	6,562	—	—
Accounting and administration fees	6,160	—	—
Exchange listing fees	4,743	—	—
Report to shareholders fees	2,597	—	—
Custody fees	551	—	—
Insurance fees	173	—	—
Other expenses	710	—	—
Total Expenses	85,719	20,301	49,465
Less expense waivers/reimbursements	(63,259)	—	—
Net Expenses	22,460	20,301	49,465
Net Investment Income	121,428	156,505	127,334
Net Realized Gain (Loss) on:
Investments	4,622	128,770	(631,646)
In-kind redemptions	—	—	1,371,815
Total Net Realized Gain	4,622	128,770	740,169

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	273,734	23,601	1,755,506
Total Change in Net Unrealized Appreciation	273,734	23,601	1,755,506
Net Realized and Change in Unrealized Gain	278,356	152,371	2,495,675
Net Increase in Net Assets Resulting from Operations	$399,784	$308,876	$2,623,009

1For the Period November 17, 2020 (Commencement of operations) through January 31, 2021.

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets

	Virtus Newfleet Dynamic Credit ETF		Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2021 (unaudited)	For the Year Ended July 31, 2020	For the Six Months Ended January 31, 2021 (unaudited)	For the Year Ended July 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$121,428	$353,305	$156,505	$349,334
Net realized gain (loss)	4,622	(447,139)	128,770	(241,256)
Net change in unrealized appreciation	273,734	272,344	23,601	116,875
Net increase in net assets resulting from operations	399,784	178,510	308,876	224,953
Distributions to Shareholders	(138,707)	(358,059)	(148,096)	(362,374)

Shareholder Transactions:
Proceeds from shares sold	—	—	—	2,364,664
Cost of shares redeemed	(1,183,191)	(4,733,470)	(1,237,882)	(1,205,456)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,183,191)	(4,733,470)	(1,237,882)	1,159,208
Increase (decrease) in net assets	(922,114)	(4,913,019)	(1,077,102)	1,021,787

Net Assets:
Beginning of period/year	7,147,680	12,060,699	7,276,874	6,255,087
End of period/year	$6,225,566	$7,147,680	$6,199,772	$7,276,874

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	304,000	504,000	300,004	250,004
Shares sold	—	—	—	100,000
Shares redeemed	(50,000)	(200,000)	(50,000)	(50,000)
Shares outstanding, end of period/year	254,000	304,000	250,004	300,004

The accompanying notes are an integral part of these ﬁnancial statements.

Statements of Changes in Net Assets (continued)

Virtus Terranova U.S. Quality Momentum ETF
For the Period November 17, 2020[1] Through January 31, 2021 (unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$127,334
Net realized gain	740,169
Net change in unrealized appreciation	1,755,506
Net increase in net assets resulting from operations	2,623,009
Distributions to Shareholders	(74,408)

Shareholder Transactions:
Proceeds from shares sold	97,140,642
Cost of shares redeemed	(16,823,384)
Net increase in net assets resulting from shareholder transactions	80,317,258
Increase in net assets	82,865,859

Net Assets:
Beginning of period	—
End of period	$82,865,859

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	3,900,004
Shares redeemed	(650,000)
Shares outstanding, end of period	3,250,004

1Commencement of operations.

Financial Highlights

January 31, 2021 (unaudited)

The accompanying notes are an integral part of these ﬁnancial statements.

	Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2021 (unaudited)	For the Year Ended July 31, 2020	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018	For the Period December 5, 2016[1] Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.51	$23.93	$24.61	$25.28	$25.00
Investment operations:
Net investment income[2]	0.44	0.90	1.32	1.22	0.47
Net realized and unrealized gain (loss)	1.07	(0.42)	(0.57)	(0.57)	0.22
Total from investment operations	1.51	0.48	0.75	0.65	0.69

Less Distributions from:
Net investment income	(0.51)	(0.90)	(1.43)	(1.24)	(0.41)
Net realized gains	—	—	—	(0.08)	—
Total distributions	(0.51)	(0.90)	(1.43)	(1.32)	(0.41)
Net Asset Value, End of period	$24.51	$23.51	$23.93	$24.61	$25.28
Net Asset Value Total Return[3]	6.51%	2.10%	3.14%	2.67%	2.79%
Net assets, end of period (000’s omitted)	$6,226	$7,148	$12,061	$82,556	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68%[4]	0.68%	0.68%	0.68%	0.68%[4]
Expenses, prior to expense waivers	2.60%[4]	2.43%	1.03%	0.80%	0.73%[4]
Net investment income	3.68%[4]	3.85%	5.43%	4.89%	2.85%[4]
Portfolio turnover rate[5]	66%[6]	124%	82%	96%	41%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

January 31, 2021 (unaudited)

	Virtus Seix Senior Loan ETF
	For the Six Months Ended January 31, 2021 (unaudited)	For the Year Ended July 31, 2020	For the Period April 24, 2019[1] Through July 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.26	$25.02	$25.00
Investment operations:
Net investment income[2]	0.54	1.19	0.29
Net realized and unrealized gain (loss)	0.53	(0.68)	(0.03)
Total from investment operations	1.07	0.51	0.26

Less Distributions from:
Net investment income	(0.53)	(1.15)	(0.24)
Net realized gains	–	(0.12)	–
Total distributions	(0.53)	(1.27)	(0.24)
Net Asset Value, End of period	$24.80	$24.26	$25.02
Net Asset Value Total Return[3]	4.41%	2.11%	1.08%
Net assets, end of period (000’s omitted)	$6,200	$7,277	$6,255

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.57%[4]	0.57%	0.57%[4]
Net investment income	4.39%[4]	4.93%	4.39%[4]
Portfolio turnover rate[5]	249%[6]	546%	544%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

The accompanying notes are an integral part of these ﬁnancial statements.

Financial Highlights (continued)

January 31, 2021 (unaudited)

Virtus Terranova U.S. Quality Momentum ETF
For the Period November 17, 2020[1] Through January 31, 2021
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$24.92
Investment operations:
Net investment income[2]	0.04
Net realized and unrealized gain	0.56
Total from investment operations	0.60

Less Distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net Asset Value, End of period	$25.50
Net Asset Value Total Return[3]	2.38%
Net assets, end of period (000’s omitted)	$82,866

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%[4]
Net investment income	0.75%[4]
Portfolio turnover rate[5]	23%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

January 31, 2021 (unaudited)

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of January 31, 2021, 3 funds of the Trust are offered for sale. Virtus Newfleet Dynamic Credit ETF, Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this semiannual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Commencement of Operations
Virtus Newfleet Dynamic Credit ETF	December 5, 2016
Virtus Seix Senior Loan ETF	April 24, 2019
Virtus Terranova U.S. Quality Momentum ETF	November 17, 2020

Virtus Seix Senior Loan ETF is a “non-diversified” Fund, as defined under the 1940 Act.

The Funds have the following investment objectives:

Virtus Newfleet Dynamic Credit ETF seeks to provide a high level of current income and, secondarily, capital appreciation.

Virtus Seix Senior Loan ETF seeks to provide a high level of current income.

Virtus Terranova U.S. Quality Momentum ETF seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.

There is no guarantee that a Fund will achieve its objective(s).

2.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2021, is disclosed at the end of each Fund’s Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

(i)Loan Agreements

The Virtus Newfleet Dynamic Credit ETF and Virtus Seix Senior Loan ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each of the Virtus Seix Senior Loan ETF and Virtus Terranova U.S. Quality Momentum ETF, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus Newfleet Dynamic Credit ETF	0.55%
Virtus Seix Senior Loan ETF	0.57%
Virtus Terranova U.S. Quality Momentum ETF	0.29%

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Dynamic Credit ETF’s total operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from exceeding 0.68% of the Fund’s average daily net assets through at least November 28, 2021.

The expense limitation agreement with respect to Virtus Newfleet Dynamic Credit ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2021	2022	2023	2024
Virtus Newfleet Dynamic Credit ETF	$117,406	$194,284	$161,061	$63,259

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus Newfleet Dynamic Credit ETF	Newfleet Asset Management, LLC(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Seix Investment Advisors LLC(1)	50% of the net advisory fee(3)

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which the Virtus Seix Senior Loan ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation
Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At January 31, 2021, Virtus Partners, Inc. held shares of Virtus Seix Senior Loan ETF which may be sold at any time that aggregated to the following:

	Shares	% of shares Outstanding
Virtus Seix Senior Loan ETF	200,000	80.0%

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

4. CREATION AND REDEMPTION TRANSACTIONS

The Virtus Newfleet Dynamic Credit ETF and Virtus Terranova U.S. Quality Momentum ETF issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Virtus Seix Senior Loan ETF issues and redeems shares on a continuous basis at NAV in groups of 25,000 shares per Creation Unit. The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2018, 2019 and 2020), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2021, the Funds had no accrued penalties or interest.

At July 31, 2020, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Virtus Newfleet Dynamic Credit ETF	$6,714,785	$137,443	$(196,401)	$(58,958)
Virtus Seix Senior Loan ETF	6,989,518	121,539	(41,545)	79,994

At July 31, 2020, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Funds	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Newfleet Dynamic Credit ETF	$553,220	$2,297,826	$2,851,046
Virtus Seix Senior Loan ETF	96,750	131,681	228,431

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2021 (unaudited) were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus Newfleet Dynamic Credit ETF	$3,832,340	$4,583,843	$—	$—
Virtus Seix Senior Loan ETF	16,792,081	17,802,886	—	—
Virtus Terranova U.S. Quality Momentum ETF	14,766,378	14,825,544	97,156,261	17,323,231

7. INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

9.LIBOR REPLACEMENT RISK

The loans in which the Funds invest typically have floating or adjustable interest rates, which are tied to a benchmark lending rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate, or are set to a specified floor, whichever is higher. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Funds or the instruments in which the Funds invest cannot yet be determined. Industry initiatives are underway to identify alternative reference rates, such as the Secured Overnight Funding Rate (“SOFR”), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

10. 10% SHAREHOLDERS

As of January 31, 2021, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus Newfleet Dynamic Credit ETF	75%	4
Virtus Seix Senior Loan ETF	80%	1	*
Virtus Terranova U.S. Quality Momentum ETF	70%	3

*Shareholder account is affiliated.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

Notes to Financial Statements (continued)

January 31, 2021 (unaudited)

12. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of COVID-19 has disrupted economic markets, and the economic impact, duration and spread of the COVID-19 virus is uncertain at this time. The operational and financial performance of the issuers of securities in which the Funds invest may be significantly impacted by COVID-19, which may in turn impact the value of the Funds’ investments.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements other than those described below.

On March 22, 2021, the Virtus Newfleet Dynamic Credit ETF was renamed “Virtus Newfleet High Yield Bond ETF.” The contractual management fee for the Fund was reduced from 0.55% of the Fund’s average daily net assets to 0.39% of the Fund’s average daily net assets. The expense limitation agreement for the Fund was amended to reduce the Fund’s total maximum operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) from 0.68% of the Fund’s average daily net assets to 0.49% of the Fund’s average daily net assets, through at least November 28, 2021.

Approval of Advisory Agreements & Board Considerations (unaudited)

November 11, 2020 Annual Consideration of Advisory and Sub-Advisory Agreements for Virtus Newfleet Dynamic Credit ETF (“BLHY”) and Virtus Seix Senior Loan ETF (“SEIX”) (each, a “Fund” and collectively, the “Funds”)

On November 11, 2020, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds and coordinating their operation and administration. In conducting its review, the Board considered the fact that the Funds were sub-advised, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreement. The Board considered that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board also considered that SEIX utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board noted that, under either arrangement, the Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to the Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”). Specifically, the Board noted that the management fee for BLHY was below the median and average management fees of its peer group, and the expense ratio was above the average, but below the median, expense ratios of its peer group. In addition, the Board noted that the management fee and expense ratio for SEIX were below the median and average management fees and expense ratios of its peer group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds are appropriate and representative of arm’s-length negotiations.

1The Sub-Advisers include Newfleet Asset Management, LLC and Seix Investment Advisors LLC.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including any capped fees). The Board considered that BLHY currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after BLHY’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. The Board also considered that SEIX is subject to a unified fee. The Board considered that SEIX has experienced benefits from the unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the capped fee arrangement (for BLHY) or the unified fee structure (for SEIX), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Funds (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of each Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund.

Specifically, with respect to BLHY, the Board noted that the Fund had the median performance of its peer group for the three-year period, and underperformed the average and median performance of its peer group for the one-year and year-to-date periods but still outperformed other funds in its peer group during those periods. With respect to SEIX, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year and year-to-date periods. After consideration of these factors, the Board determined that each Sub-Adviser continued to be an appropriate sub-adviser to the respective Fund, and that each Fund had satisfactory performance.

The costs of the services provided and profits to be realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that BLHY is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses and that SEIX utilized a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s management fee. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Fund, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the respective Sub-Adviser (including any capped fees). The Board considered that SEIX is subject to a unified fee. The Board considered that SEIX has experienced benefits from the unified fee arrangement, and BLHY benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement would provide benefits through the capped fee arrangement (for BLHY) or unified fee structure (for SEIX), and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser would be appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one of the Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

November 11, 2020 Consideration of Approval of Advisory Agreement for Virtus Terranova U.S. Quality Momentum ETF (the “Fund”)

On November 11, 2020, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for the Fund the approval of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement.

At the Meeting, the Board received and reviewed information provided by the Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the quality of the services that the Adviser provides to other Virtus ETFs, including other series of the Trust. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing other Virtus ETFs and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fees and anticipated net expense ratios of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund, and assets under management (“AUM”) comparable to the projected asset levels of the Fund. Specifically, the Board noted that the proposed management fee for the Fund was below the average and equal to the median management fees of its peer group, and the anticipated expense ratio was below the average and median expense ratios of its peer group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser by the Fund would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grow and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser (including any capped fees). The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange
Commission (“SEC”) on Form N-PORT. The Funds’ Form N-PORT are available without charge, upon request, by calling toll-free at
(888) 383-0553. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted daily on the Funds’ website at www.virtusetfs.com.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

8572(03/21)

c/o VP Distributors, LLC

One Financial Plaza
Hartford, Connecticut 06103

Item 1. (continued)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/9/2021

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	4/9/2021

* Print the name and title of each signing officer under his or her signature.